COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in warranty reserve
Balance, beginning of the year	$ 10.1	$ 9.6	$ 9.2
Provision for warranty claims	6.5	8.4	7.7
Warranty claims settled	(6.1)	(7.8)	(7.9)
Warranties acquired through business acquisition	0.0	0.0	0.6
Foreign currency translation adjustment	0.0	(0.1)	0.0
Balance, end of the year	$ 10.5	$ 10.1	$ 9.6